UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-09607

                                         Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                             Miami, Fl 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                             Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

August 31, 2015 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 35.4%

	DIVERSIFIED BANKS — 14.0%
44,664,015	Bank of America Corp.	$729,810,005

	DIVERSIFIED HOLDING COMPANIES — 3.5%
8,614,115	Leucadia National Corp.	184,858,908

	MORTGAGE FINANCE — 1.3%
14,575,900	Federal Home Loan Mortgage Corp. (a)	32,941,534
13,801,100	Federal National Mortgage Association (a)	32,708,607

		65,650,141

	REAL ESTATE INVESTMENT TRUSTS — 1.6%
2,074,600	Seritage Growth Properties (a)(b)	82,340,874

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.7%
23,136,502	The St. Joe Co. (a)(b)(c)	403,731,960

	RETAIL DEPARTMENT STORES — 7.3%
14,212,673	Sears Holdings Corp. (b)	379,194,116

	RETAILER — 0.0%
23,627	Lands’ End, Inc. (a)	601,071

TOTAL DOMESTIC EQUITY SECURITIES (COST $2,372,635,011)		1,846,187,075

	FOREIGN EQUITY SECURITIES — 5.1%

	CANADA — 5.1%

	METALS & MINING — 0.9%
7,132,613	Imperial Metals Corp. (a)(b)	47,547,136

	OIL & NATURAL GAS EXPLORATION —3.1%
7,289,000	Canadian Natural Resources Ltd.	163,783,830

	RETAIL DEPARTMENT STORES — 1.1%
8,806,072	Sears Canada, Inc. (a)(b)	54,509,585

TOTAL FOREIGN EQUITY SECURITIES (COST $310,857,041)		265,840,551

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 12.2%

	MORTGAGE FINANCE — 12.2%
	Federal Home Loan Mortgage Corp.
46,458,500	7.875%, Series Z (a)(d)	$228,111,235
5,750,575	5.570%, Series V (a)	22,427,243
2,726,100	6.550%, Series Y (a)	11,531,403
1,614,250	0.680%, Series M (a)(d)	9,733,927
1,308,929	0.931%, Series B (a)(d)	8,180,806
1,119,600	5.100%, Series H (a)	7,837,200
519,142	1.680%, Series L (a)(d)	3,120,043
450,000	5.900%, Series U (a)	1,822,500
437,340	5.660%, Series W (a)	2,296,035
200,000	5.000%, Series F (a)	1,430,000
	Federal National Mortgage Association
54,015,019	7.750%, Series S (a)(d)	266,294,044
5,172,343	7.000%, Series O (a)(d)	42,930,447
3,558,097	4.500%, Series P (a)(d)	14,232,388
1,557,500	6.750%, Series Q (a)	7,086,625
1,500,000	7.625%, Series R (a)	6,675,000
256,000	0.400%, Series G (a)(d)	1,920,000

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $656,595,363)		635,628,896

	WARRANTS — 11.1%

	MULTI-LINE INSURANCE — 11.1%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(e)	578,355,379

TOTAL WARRANTS (COST $351,676,339)		578,355,379

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

Principal		Value

	FOREIGN CORPORATE BONDS — 2.9%

	CANADA — 2.9%

	METALS & MINING — 2.9%
$156,780,000	Imperial Metals Corp. 7.000%, 03/15/2019 (b)(f)	$149,709,222

TOTAL FOREIGN CORPORATE BONDS (COST $147,150,636)		149,709,222

	COMMERCIAL PAPER — 14.7%

	AUTO MANUFACTURERS — 4.0%
	Ford Motor Co.
50,000,000	0.650%, 09/08/2015 (g)	49,995,111
45,000,000	0.650%, 09/09/2015 (g)	44,995,050
45,000,000	0.650%, 09/10/2015 (g)	44,994,500
50,000,000	0.650%, 09/18/2015 (g)	49,988,875
20,000,000	0.640%, 10/02/2015 (g)	19,991,626

		209,965,162

	AUTOMOTIVE RETAIL — 3.2%
	AutoNation, Inc.
19,000,000	0.730%, 09/02/2015 (g)	18,999,536
44,000,000	0.730%, 09/04/2015 (g)	43,997,849
42,000,000	0.780%, 09/08/2015 (g)	41,995,893
30,000,000	0.780%, 09/09/2015 (g)	29,996,700
30,000,000	0.730%, 09/11/2015 (g)	29,995,967

		164,985,945

	HOUSEHOLD PRODUCTS — 2.2%
	Newell Rubbermaid, Inc.
49,200,000	0.600%, 09/01/2015 (g)	49,199,399
33,650,000	0.650%, 09/03/2015 (g)	33,648,766
11,700,000	0.650%, 09/08/2015 (g)	11,698,856
20,000,000	0.600%, 09/17/2015 (g)	19,995,816

		114,542,837

	LODGING — 2.3%
	Wyndham Worldwide Corp.
19,500,000	0.840%, 09/02/2015 (g)	19,499,523
35,000,000	0.840%, 09/03/2015 (g)	34,998,716
15,000,000	0.770%, 09/08/2015 (g)	14,998,533
25,000,000	0.850%, 09/09/2015 (g)	24,997,250
28,000,000	0.880%, 09/10/2015 (g)	27,996,578

		122,490,600

Principal		Value

	COMMERCIAL PAPER — 14.7%

	PUBLISHING — 0.6%
$30,000,000	Thomson Reuters Corp. 0.561%, 10/19/2015 (g)	$29,989,588

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
30,900,000	Brookfield Asset Management, Inc. 0.500%, 09/01/2015 (g)	30,899,768

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.8%
	Hewlett-Packard Co.
22,250,000	0.751%, 09/10/2015 (g)	22,248,678
25,000,000	0.750%, 09/14/2015 (g)	24,997,871
44,625,000	0.751%, 09/21/2015 (g)	44,619,013

		91,865,562

TOTAL COMMERCIAL PAPER (COST $764,682,787)		764,739,462

	U.S. GOVERNMENT OBLIGATIONS — 5.8%
100,000,000	U.S. Treasury Bills 0.650%, 09/17/2015 (g)	99,999,900
100,000,000	U.S. Treasury Bills 0.068%, 12/24/2015 (g)	99,961,200
100,000,000	U.S. Treasury Bills 0.218%, 02/04/2016 (g)	99,929,900

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $299,882,931)		299,891,000

Shares

	MONEY MARKET FUNDS — 9.7%
504,536,194	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.170% (h)	504,536,194

TOTAL MONEY MARKET FUNDS (COST $504,536,194)		504,536,194

	MISCELLANEOUS INVESTMENTS — 3.3%(i)
(COST $184,063,867)		174,103,649

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

Value

TOTAL INVESTMENTS — 100.2% (COST $5,592,080,169)	$5,218,991,428

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(9,019,869)

NET ASSETS — 100.0%	$5,209,971,559

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 3.
(c)	Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $403,731,960, which represents 7.75% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2015 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$17.45

(d)	Variable rate security. Rates shown are the effective rates as of August 31, 2015.
(e)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.
(f)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $149,709,222, which represents 2.87% of the Fund’s net assets.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of August 31, 2015.
(i)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2015 (unaudited)

Note 1. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2015, fixed income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of August 31, 2015 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 8/31/15
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$1,846,187,075	—	$1,846,187,075
Foreign Equity Securities*	265,840,551	—	265,840,551
Domestic Preferred Equity Securities*	618,180,890	$17,448,006	635,628,896
Warrants*	578,355,379	—	578,355,379
Foreign Corporate Bonds*	—	149,709,222	149,709,222
Commercial Paper*	—	764,739,462	764,739,462
U.S. Government Obligations	—	299,891,000	299,891,000
Money Market Funds	504,536,194	—	504,536,194
Miscellaneous Investments	173,428,457	675,192	174,103,649

TOTAL INVESTMENTS	$3,986,528,546	$1,232,462,882	$5,218,991,428

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no material transfers between Level 1 and Level 2 during the period ended August 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at August 31, 2015, or November 30, 2014.

Warrants: The Fund’s investments in warrants as of August 31, 2015, are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended August 31, 2015, had an average monthly market value of approximately $531,681,086.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at August 31, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$5,601,593,547	$440,133,003	$(822,735,122)	$(382,602,119)

The difference between book basis and tax basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of August 31, 2015, amounted to $1,117,032,893, representing 21.44% of the Fund’s net assets.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

Transactions in the Fund during the period ended August 31, 2015, in which the issuer was an affiliate are as follows:

	November 30, 2014	Gross Additions	Gross Deductions	August 31, 2015
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
Imperial Metals Corp.	4,795,100	2,337,513	—	7,132,613	$47,547,136	$—	$—
Sears Holdings Corp.	14,212,673	—	—	14,212,673	379,194,116	—	—
Sears Canada, Inc.(a)	5,078,700	3,727,372	—	8,806,072	54,509,585	—	—
Seritage Growth Properties	—	2,074,600	—	2,074,600	82,340,874	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	403,731,960	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	—	$161,870,000	$5,090,000	$156,780,000	149,709,222	191,651	6,892,901

Total					$1,117,032,893	$191,651	$6,892,901

(a)	Company was not an “affiliated company” at November 30, 2014.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2015 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 5.7%

	REAL ESTATE INVESTMENT TRUSTS — 5.7%
318,600	Seritage Growth Properties (a)	$12,645,234

TOTAL DOMESTIC EQUITY SECURITIES (COST $11,995,198)		12,645,234

	DOMESTIC PREFERRED EQUITY SECURITIES — 15.8%

	CONSUMER FINANCE — 2.1%
4,604	Ally Financial, Inc. 7.000%, Series G (b)	4,638,530

	MORTGAGE FINANCE — 12.5%
	Federal Home Loan Mortgage Corp.
1,200,000	7.875%, Series Z (a)(c)	5,892,000
1,029,724	6.550%, Series Y (a)	4,355,732
396,000	5.100%, Series H (a)	2,772,000
98,355	6.000%, Series P (a)	732,745
	Federal National Mortgage Association
1,167,500	7.000%, Series O (a)(c)	9,690,250
500,000	6.750%, Series Q (a)	2,275,000
420,000	7.750%, Series S (a)(c)	2,070,600

		27,788,327

	OIL & NATURAL GAS EXPLORATION — 1.2%
	Chesapeake Energy Corp.
47,200	5.000%	2,324,600
600	5.750% (b)	270,780
100	5.750% (d)	44,424

		2,639,804

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $35,241,213)		35,066,661

Principal		Value

	DOMESTIC CORPORATE BONDS — 40.0%

	COMMERCIAL FINANCE — 2.2%
$5,000,000	Jefferies Finance, LLC 7.375%, 04/01/2020 (b)	$4,894,500

	CONSUMER FINANCE — 2.3%
5,000,000	Ally Financial, Inc. 3.500%, 07/18/2016	5,038,500

	DIVERSIFIED HOLDING COMPANIES — 0.7%
1,730,000	HRG Group, Inc. 7.750%, 01/15/2022 (b)	1,702,666

	OIL & NATURAL GAS EXPLORATION — 7.1%
8,655,000	Atwood Oceanics, Inc. 6.500%, 02/01/2020	7,421,663
	Chesapeake Energy Corp.
6,350,000	7.250%, 12/15/2018	5,429,250
3,556,000	6.625%, 08/15/2020	2,858,313

		15,709,226

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.5%
10,000,000	Homefed Corp. 6.500%, 06/30/2018 (b)	10,021,000

	RETAIL DEPARTMENT STORES — 23.2%
	Sears Holdings Corp.
7,535,000	6.625%, 10/15/2018	7,499,585
45,238,500	8.000%, 12/15/2019	44,053,251

		51,552,836

TOTAL DOMESTIC CORPORATE BONDS (COST $88,528,513)		88,918,728

	FOREIGN CORPORATE BONDS — 21.6%

	CANADA — 21.6%

	METALS & MINING — 21.6%
50,200,000	Imperial Metals Corp. 7.000%, 03/15/2019 (b)	47,935,980

TOTAL FOREIGN CORPORATE BONDS (COST $47,096,544)		47,935,980

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 15.8%

	AUTO MANUFACTURERS — 2.3%
$5,000,000	Ford Motor Co. 0.650%, 09/15/2015 (e)	$4,999,083

	AUTOMOTIVE RETAIL — 4.5%
10,000,000	AutoNation, Inc. 0.730%, 09/02/2015 (e)	9,999,756

	HOUSEHOLD PRODUCTS — 4.5%
10,000,000	Newell Rubbermaid, Inc. 0.650%, 09/08/2015 (e)	9,999,022

	LODGING — 4.5%
10,000,000	Wyndham Worldwide Corp. 0.840%, 09/02/2015 (e)	9,999,756

TOTAL COMMERCIAL PAPER (COST $34,997,055)		34,997,617

Shares		Value

	MONEY MARKET FUNDS — 9.9%
21,894,396	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.170% (f)	$21,894,396

TOTAL MONEY MARKET FUNDS (COST $21,894,396)		21,894,396

	MISCELLANEOUS INVESTMENTS — 2.0%(g)
(COST $4,815,268)		4,561,664

TOTAL INVESTMENTS — 110.8% (COST $244,568,187)		246,020,280

	LIABILITIES IN EXCESS OF OTHER ASSETS — (10.8)%	(24,057,527)

NET ASSETS — 100.0%		$221,962,753

(a)	Non-income producing security.
(b)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $69,463,456, which represents 31.30% of the Fund’s net assets.
(c)	Variable rate security. Rates shown are the effective rates as of August 31, 2015.
(d)	Restricted security as defined in Rule 144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $44,424, which represents 0.02% of the Fund’s net assets.
(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of August 31, 2015.
(g)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

2

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2015 (unaudited)

Note 1. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2015, fixed income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models

3

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

4

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of August 31, 2015 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 08/31/2015

ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$12,645,234	—	$12,645,234
Domestic Preferred Equity Securities
Consumer Finance	—	$4,638,530	4,638,530
Mortgage Finance	25,016,327	2,772,000	27,788,327
Oil & Natural Gas Exploration	2,324,600	315,204	2,639,804
Domestic Corporate Bonds*	—	88,918,728	88,918,728
Foreign Corporate Bonds*	—	47,935,980	47,935,980
Commercial Paper*	—	34,997,617	34,997,617
Money Market Funds	21,894,396	—	21,894,396
Miscellaneous Investments	—	4,561,664	4,561,664

TOTAL INVESTMENTS	$61,880,557	$184,139,723	$246,020,280

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended August 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at August 31, 2015, or November 30, 2014.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at August 31, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$244,685,934	$5,156,726	$(3,822,380)	$1,334,346

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

5

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

August 31, 2015 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 30.7%

	DIVERSIFIED HOLDING COMPANIES — 3.0%
467,700	Leucadia National Corp.	$10,036,842

	REAL ESTATE INVESTMENT TRUSTS — 11.6%
974,050	Seritage Growth Properties (a)	38,660,045

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
39,032	Homefed Corp. (a)	1,649,102

	RETAIL DEPARTMENT STORES — 15.6%
1,948,100	Sears Holdings Corp.	51,975,308

TOTAL DOMESTIC EQUITY SECURITIES (COST $126,286,328)		102,321,297

	FOREIGN EQUITY SECURITIES — 9.6%

	CANADA — 9.6%

	METALS & MINING — 5.2%
2,623,506	Imperial Metals Corp. (a)	17,488,709

	OIL & NATURAL GAS EXPLORATION — 3.3%
485,000	Canadian Natural Resources Ltd.	10,897,950

	RETAIL DEPARTMENT STORES — 1.1%
600,943	Sears Canada, Inc. (a)	3,719,837

TOTAL FOREIGN EQUITY SECURITIES (COST $42,453,605)		32,106,496

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 12.3%

	MORTGAGE FINANCE — 12.3%
4,033,100	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(b)	$19,802,521
4,301,200	Federal National Mortgage Association 7.750%, Series S (a)(b)	21,204,916

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,299,594)		41,007,437

	WARRANTS — 22.4%

	DIVERSIFIED BANKS — 16.1%
5,570,428	Bank of America Corp.,
	Vested, Strike Price $13.171, Expire 01/16/2019 (a)(c)	36,486,303
371,000	JPMorgan Chase & Co.,
	Vested, Strike Price $42.325, Expire 10/28/2018 (a)(c)	8,384,600
449,050	Wells Fargo & Co.,
	Vested, Strike Price $33.942, Expire 10/28/2018 (a)(c)	8,832,813

		53,703,716

	MULTI-LINE INSURANCE — 4.0%
507,515	American International Group, Inc.,
	Vested, Strike Price $45.000, Expire 01/19/2021 (a)(c)	13,596,327

	RETAIL DEPARTMENT STORES — 2.3%
474,265	Sears Holdings Corp.,
	Vested, Strike Price $25.686, Expire 12/15/2019 (a)(c)	7,611,963

TOTAL WARRANTS (COST $33,404,148)		74,912,006

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS — 5.9%

	RETAIL DEPARTMENT STORES — 5.9%
$20,346,000	Sears Holdings Corp. 8.000%, 12/15/2019	$19,812,935

TOTAL DOMESTIC CORPORATE BONDS (COST $17,247,675)		19,812,935

	COMMERCIAL PAPER — 3.9%

	AUTO MANUFACTURERS — 3.9%
3,000,000	Ford Motor Co. 0.650%, 09/08/2015 (d)	2,999,707
10,000,000	Ford Motor Co. 0.650%, 09/18/2015 (d)	9,997,775

		12,997,482

TOTAL COMMERCIAL PAPER (COST $12,996,552)		12,997,482

	U.S. GOVERNMENT OBLIGATIONS — 9.0%
10,000,000	U.S. Treasury Bills 0.122%, 09/17/2015 (d)	9,999,990
10,000,000	U.S. Treasury Bills 0.140%, 11/12/2015 (d)	9,999,900
10,000,000	U.S. Treasury Bills 0.218%, 02/04/2016 (d)	9,992,990

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $29,987,462)		29,992,880

Shares		Value

	MONEY MARKET FUNDS — 2.6%
8,592,104	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.170% (e)	$8,592,104

TOTAL MONEY MARKET FUNDS (COST $8,592,104)		8,592,104

	MISCELLANEOUS INVESTMENTS — 3.3%(f)
(COST $10,351,249)		10,965,315

TOTAL INVESTMENTS — 99.7% (COST $318,618,717)		332,707,952

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	996,691

NET ASSETS — 100.0%		$333,704,643

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of August 31, 2015.
(c)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of August 31, 2015.
(f)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

2

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2015 (unaudited)

Note 1. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (“the Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2015, fixed-income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models

3

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

4

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2015 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of August 31, 2015 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 8/31/15
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	—	$1,649,102	$1,649,102
Other*	$100,672,195	—	100,672,195
Foreign Equity Securities*	32,106,496	—	32,106,496
Domestic Preferred Equity Securities*	41,007,437	—	41,007,437
Warrants*	74,912,006	—	74,912,006
Domestic Corporate Bonds*	—	19,812,935	19,812,935
Commercial Paper*	—	12,997,482	12,997,482
U.S. Government Obligations	—	29,992,880	29,992,880
Money Market Funds	8,592,104	—	8,592,104
Miscellaneous Investments	6,899,790	4,065,525	10,965,315

TOTAL INVESTMENTS	$264,190,028	$68,517,924	$332,707,952

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended August 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at August 31, 2015, or November 30, 2014.

Warrants: The Fund’s investments in warrants as of August 31, 2015, are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended August 31, 2015, had an average monthly market value of approximately $100,391,099.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at August 31, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$318,925,429	$50,219,178	$(36,436,655)	$13,782,523

The differences between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	10/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	10/26/15

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	10/26/15

* Print the name and title of each signing officer under his or her signature.